Annual Total Returns - BlackRock U.S. Government Bond Portfolio (Service) [BarChart] - Service Shares - BlackRock U.S. Government Bond Portfolio - Service Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	6.44%
Annual Return 2012	2.59%
Annual Return 2013	(2.38%)
Annual Return 2014	5.35%
Annual Return 2015	0.36%
Annual Return 2016	1.32%
Annual Return 2017	1.68%
Annual Return 2018	0.37%
Annual Return 2019	6.47%
Annual Return 2020	6.42%